Quarterly Report
June 30, 2023
MFS®  Blended Research®
Core Equity Fund
UNE-Q3

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.6%
General Dynamics Corp.	62,615	$13,471,617
Honeywell International, Inc.	16,848	3,495,960
Textron, Inc.	18,129	1,226,064
		$18,193,641
Airlines – 0.7%
United Airlines Holdings, Inc. (a)	148,060	$8,124,052
Automotive – 1.6%
Aptiv PLC (a)	39,660	$4,048,889
LKQ Corp.	56,115	3,269,821
Tesla, Inc. (a)	38,772	10,149,347
		$17,468,057
Biotechnology – 1.1%
Biogen, Inc. (a)	39,615	$11,284,333
Gilead Sciences, Inc.	17,565	1,353,734
		$12,638,067
Broadcasting – 1.8%
Omnicom Group, Inc.	139,297	$13,254,110
Walt Disney Co. (a)	69,880	6,238,886
		$19,492,996
Brokerage & Asset Managers – 0.7%
Apollo Global Management, Inc.	37,717	$2,897,043
Bank of New York Mellon Corp.	74,353	3,310,196
Charles Schwab Corp.	26,121	1,480,538
		$7,687,777
Business Services – 0.8%
Accenture PLC, “A”	14,758	$4,554,024
GoDaddy, Inc. (a)	14,188	1,065,944
Verisk Analytics, Inc., “A”	15,573	3,519,965
		$9,139,933
Computer Software – 11.6%
Adobe Systems, Inc. (a)	48,070	$23,505,749
Microsoft Corp.	248,163	84,509,428
Palo Alto Networks, Inc. (a)	61,366	15,679,627
Salesforce, Inc. (a)	26,932	5,689,654
		$129,384,458
Computer Software - Systems – 7.4%
Apple, Inc.	418,929	$81,259,658
Seagate Technology Holdings PLC	27,412	1,695,980
		$82,955,638
Consumer Products – 1.9%
Colgate-Palmolive Co.	87,892	$6,771,200
Kimberly-Clark Corp.	108,293	14,950,931
		$21,722,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.2%
Booking Holdings, Inc. (a)	7,507	$20,271,377
Expedia Group, Inc. (a)	43,341	4,741,072
		$25,012,449
Electrical Equipment – 0.5%
TE Connectivity Ltd.	37,433	$5,246,609
Electronics – 8.1%
Applied Materials, Inc.	106,529	$15,397,702
Corning, Inc.	119,246	4,178,380
Lam Research Corp.	25,969	16,694,431
NVIDIA Corp.	57,746	24,427,713
NXP Semiconductors N.V.	60,767	12,437,790
Texas Instruments, Inc.	94,169	16,952,303
		$90,088,319
Energy - Independent – 2.8%
EOG Resources, Inc.	25,689	$2,939,849
Marathon Petroleum Corp.	54,470	6,351,202
Phillips 66	108,969	10,393,463
Valero Energy Corp.	102,866	12,066,182
		$31,750,696
Energy - Integrated – 0.1%
Exxon Mobil Corp.	14,815	$1,588,909
Engineering - Construction – 0.3%
EMCOR Group, Inc.	18,017	$3,329,181
Food & Beverages – 2.2%
Archer Daniels Midland Co.	186,864	$14,119,444
Mondelez International, Inc.	48,021	3,502,652
PepsiCo, Inc.	37,239	6,897,407
		$24,519,503
Gaming & Lodging – 0.2%
Las Vegas Sands Corp. (a)	31,282	$1,814,356
Health Maintenance Organizations – 2.1%
Cigna Group	57,841	$16,230,185
Humana, Inc.	9,887	4,420,774
UnitedHealth Group, Inc.	4,945	2,376,765
		$23,027,724
Insurance – 5.1%
Ameriprise Financial, Inc.	45,706	$15,181,705
Berkshire Hathaway, Inc., “B” (a)	17,822	6,077,302
Equitable Holdings, Inc.	257,415	6,991,391
Everest Re Group Ltd.	17,374	5,939,476
Hartford Financial Services Group, Inc.	28,434	2,047,817
MetLife, Inc.	267,606	15,127,767
Voya Financial, Inc.	81,392	5,836,620
		$57,202,078
Internet – 6.5%
Alphabet, Inc., “A” (a)	222,879	$26,678,616
Alphabet, Inc., “C” (a)	242,552	29,341,516
Gartner, Inc. (a)	3,778	1,323,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – continued
Meta Platforms, Inc., “A” (a)	53,806	$15,441,246
		$72,784,849
Leisure & Toys – 0.6%
Brunswick Corp.	71,612	$6,204,464
Machinery & Tools – 1.9%
Carrier Global Corp.	22,421	$1,114,548
Eaton Corp. PLC	39,250	7,893,175
Ingersoll Rand, Inc.	40,528	2,648,910
Timken Co.	68,343	6,255,435
Wabtec Corp.	28,803	3,158,825
		$21,070,893
Major Banks – 4.3%
Bank of America Corp.	170,354	$4,887,456
JPMorgan Chase & Co.	183,027	26,619,447
State Street Corp.	46,518	3,404,187
Wells Fargo & Co.	294,214	12,557,054
		$47,468,144
Medical & Health Technology & Services – 2.1%
Cardinal Health, Inc.	13,261	$1,254,093
IQVIA Holdings, Inc. (a)	14,980	3,367,054
McKesson Corp.	40,228	17,189,827
Veeva Systems, Inc. (a)	9,316	1,842,053
		$23,653,027
Medical Equipment – 1.4%
Abbott Laboratories	19,299	$2,103,977
Align Technology, Inc. (a)	24,181	8,551,369
Boston Scientific Corp. (a)	34,945	1,890,175
Hologic, Inc. (a)	13,280	1,075,282
Medtronic PLC	20,403	1,797,504
		$15,418,307
Metals & Mining – 0.5%
United States Steel Corp.	234,316	$5,860,243
Natural Gas - Distribution – 0.2%
UGI Corp.	98,881	$2,666,821
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	11,742	$1,789,011
Network & Telecom – 1.2%
Equinix, Inc., REIT	16,335	$12,805,660
Oil Services – 0.2%
ChampionX Corp.	37,697	$1,170,115
NOV, Inc.	58,151	932,742
		$2,102,857
Other Banks & Diversified Financials – 2.9%
Mastercard, Inc., “A”	6,352	$2,498,241
SLM Corp.	700,640	11,434,445
Visa, Inc., “A”	76,377	18,138,010
		$32,070,696

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.5%
Eli Lilly & Co.	20,959	$9,829,352
Johnson & Johnson	134,129	22,201,032
Merck & Co., Inc.	221,487	25,557,385
Pfizer, Inc.	106,814	3,917,937
Vertex Pharmaceuticals, Inc. (a)	31,324	11,023,229
		$72,528,935
Railroad & Shipping – 1.5%
CSX Corp.	480,667	$16,390,745
Real Estate – 1.4%
Simon Property Group, Inc., REIT	81,912	$9,459,198
VICI Properties, Inc., REIT	201,078	6,319,881
		$15,779,079
Specialty Chemicals – 1.7%
Chemours Co.	299,833	$11,060,840
Linde PLC	21,165	8,065,558
		$19,126,398
Specialty Stores – 8.6%
Amazon.com, Inc. (a)	261,374	$34,072,714
Builders FirstSource, Inc. (a)	119,560	16,260,160
Home Depot, Inc.	29,901	9,288,447
O'Reilly Automotive, Inc. (a)	17,359	16,583,053
Walmart Stores, Inc.	127,189	19,991,567
		$96,195,941
Telecommunications - Wireless – 0.2%
T-Mobile US, Inc. (a)	13,997	$1,944,183
Tobacco – 1.1%
Altria Group, Inc.	279,079	$12,642,279
Utilities - Electric Power – 3.1%
Edison International	115,255	$8,004,460
Evergy, Inc.	17,446	1,019,195
PG&E Corp. (a)	790,344	13,657,145
Vistra Corp.	448,381	11,770,001
		$34,450,801
Total Common Stocks		$1,103,339,907
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.04% (v)	9,009,672	$9,011,474

Other Assets, Less Liabilities – 0.3%		2,943,297
Net Assets – 100.0%		$1,115,294,678
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,011,474 and $1,103,339,907, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,103,339,907	$—	$—	$1,103,339,907
Mutual Funds	9,011,474	—	—	9,011,474
Total	$1,112,351,381	$—	$—	$1,112,351,381
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,208,959	$83,634,878	$80,829,143	$(3,281)	$61	$9,011,474
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$299,392	$—